Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation of the consolidated financial statements
Schedule of basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following items:

Items	Basis of measurement
Securities and other financial instruments at FVOCI and FVTPL	Fair value
Financial assets and financial liabilities designated as hedged items in qualifying fair value hedging relationships	At amortized cost adjusted for the risk components associated with the hedging relationship
Trading derivatives	Fair value
Share-based payments	Fair value